Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN STRATEGY FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Aggressive Growth Allocation Fund into

TIAA-CREF Lifestyle Aggressive Growth Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Aggressive Growth Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Aggressive Growth Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

NUVEEN STRATEGY GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Growth Allocation Fund into

TIAA-CREF Lifestyle Growth Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Growth Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Growth Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

NUVEEN STRATEGY BALANCED ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Balanced Allocation Fund into

TIAA-CREF Lifestyle Moderate Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Balanced Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Moderate Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Conservative Allocation Fund into

TIAA-CREF Lifestyle Conservative Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Conservative Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Conservative Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Strategy Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Aggressive Growth Allocation Fund into

TIAA-CREF Lifestyle Aggressive Growth Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Aggressive Growth Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Aggressive Growth Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Strategy Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN STRATEGY GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Growth Allocation Fund into

TIAA-CREF Lifestyle Growth Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Growth Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Growth Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Strategy Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN STRATEGY BALANCED ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Balanced Allocation Fund into

TIAA-CREF Lifestyle Moderate Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Balanced Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Moderate Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Strategy Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Proposed Reorganization of

Nuveen Strategy Conservative Allocation Fund into

TIAA-CREF Lifestyle Conservative Fund

The Board of Trustees of Nuveen Strategy Funds, Inc. (“NSF”) and the Board of Trustees of TIAA-CREF Funds (“TC Funds”) have each approved the reorganization of Nuveen Strategy Conservative Allocation Fund (the “Target Fund”), a series of NSF, into TIAA-CREF Lifestyle Conservative Fund (the “Acquiring Fund”), a series of TC Funds. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in May 2019. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately two months after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in March 2019.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.